Share equity incentive plans - Schedule Of Options Outstanding And Exercisable, Exercise Price Range (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	8,362,930	9,981,394	9,874,165
Options outstanding, weighted average remaining contractual life (years)	5 years 3 months	6 years 7 months 24 days	6 years 9 months 29 days
Exercisable at the end of the year, number of options (in shares)	7,001,928	6,150,329
Options exercisable, weighted-average remaining contractual life (years)	4 years 9 months	5 years 6 months 14 days
Options outstanding, aggregate intrinsic value	$ 34,860	$ 155,136
Options exercisable, aggregate intrinsic value	$ 29,858	$ 97,907
0.0003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.0003	$ 0.0003
Options outstanding (in shares)	89,000	89,000
Options outstanding, weighted average remaining contractual life (years)	6 months 29 days	1 year 6 months 29 days
Exercisable at the end of the year, number of options (in shares)	89,000	89,000
Options exercisable, weighted-average remaining contractual life (years)	6 months 29 days	1 year 6 months 29 days
0.01
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.01	$ 0.01
Options outstanding (in shares)	355,700	355,700
Options outstanding, weighted average remaining contractual life (years)	7 years 10 months 6 days	8 years 10 months 6 days
Exercisable at the end of the year, number of options (in shares)	244,543	155,618
Options exercisable, weighted-average remaining contractual life (years)	7 years 10 months 6 days	8 years 10 months 6 days
0.4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.40	$ 0.40
Options outstanding (in shares)	1,078,500	1,149,241
Options outstanding, weighted average remaining contractual life (years)	1 year 1 month 13 days	2 years 18 days
Exercisable at the end of the year, number of options (in shares)	1,078,500	1,149,241
Options exercisable, weighted-average remaining contractual life (years)	1 year 1 month 13 days	2 years 18 days
0.6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.60	$ 0.60
Options outstanding (in shares)	31,046	65,286
Options outstanding, weighted average remaining contractual life (years)	1 year 10 months 9 days	3 years 5 months 12 days
Exercisable at the end of the year, number of options (in shares)	31,046	65,286
Options exercisable, weighted-average remaining contractual life (years)	1 year 10 months 9 days	3 years 5 months 12 days
1.43
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 1.43	$ 1.43
Options outstanding (in shares)	381,000	401,500
Options outstanding, weighted average remaining contractual life (years)	7 years 7 months 13 days	8 years 8 months 15 days
Exercisable at the end of the year, number of options (in shares)	211,468	125,468
Options exercisable, weighted-average remaining contractual life (years)	7 years 6 months 18 days	8 years 8 months 15 days
1.9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 1.90	$ 1.90
Options outstanding (in shares)	565,320	594,320
Options outstanding, weighted average remaining contractual life (years)	2 years 9 months 21 days	3 years 8 months 23 days
Exercisable at the end of the year, number of options (in shares)	565,320	594,320
Options exercisable, weighted-average remaining contractual life (years)	2 years 9 months 21 days	3 years 8 months 23 days
2.17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 2.17	$ 2.17
Options outstanding (in shares)	975,288	1,396,871
Options outstanding, weighted average remaining contractual life (years)	5 years 10 days	6 years 1 month 24 days
Exercisable at the end of the year, number of options (in shares)	975,288	1,235,090
Options exercisable, weighted-average remaining contractual life (years)	5 years 10 days	6 years 1 month 13 days
2.25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 2.25	$ 2.25
Options outstanding (in shares)	57,394	117,224
Options outstanding, weighted average remaining contractual life (years)	3 years 6 months 10 days	3 years 2 months 26 days
Exercisable at the end of the year, number of options (in shares)	57,394	117,224
Options exercisable, weighted-average remaining contractual life (years)	3 years 6 months 10 days	3 years 2 months 26 days
2.388
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 2.388	$ 2.388
Options outstanding (in shares)	387,750	489,700
Options outstanding, weighted average remaining contractual life (years)	7 years 9 months 7 days	8 years 8 months 8 days
Exercisable at the end of the year, number of options (in shares)	195,900	129,400
Options exercisable, weighted-average remaining contractual life (years)	7 years 8 months 4 days	8 years 2 months 8 days
2.71
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 2.71	$ 2.71
Options outstanding (in shares)	2,331,732	2,655,489
Options outstanding, weighted average remaining contractual life (years)	5 years 8 months 4 days	6 years 10 months 6 days
Exercisable at the end of the year, number of options (in shares)	2,259,187	1,936,746
Options exercisable, weighted-average remaining contractual life (years)	5 years 8 months 1 day	6 years 9 months 3 days
3.04
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 3.04	$ 3.04
Options outstanding (in shares)	1,282,648	1,401,700
Options outstanding, weighted average remaining contractual life (years)	7 years 11 months 8 days	9 years 29 days
Exercisable at the end of the year, number of options (in shares)	647,691	131,250
Options exercisable, weighted-average remaining contractual life (years)	7 years 9 months 21 days	9 years 29 days
3.44
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 3.44	$ 3.44
Options outstanding (in shares)	204,394	248,501
Options outstanding, weighted average remaining contractual life (years)	6 years 9 months 18 days	7 years 4 months 9 days
Exercisable at the end of the year, number of options (in shares)	162,650	140,191
Options exercisable, weighted-average remaining contractual life (years)	6 years 9 months 10 days	6 years 11 months 23 days
3.57
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 3.57	$ 3.57
Options outstanding (in shares)	432,000	748,562
Options outstanding, weighted average remaining contractual life (years)	1 year 11 months 4 days	8 years 7 months 6 days
Exercisable at the end of the year, number of options (in shares)	394,841	261,308
Options exercisable, weighted-average remaining contractual life (years)	1 year 5 months 4 days	8 years 6 months 14 days
5.97
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 5.97	$ 5.97
Options outstanding (in shares)	50,000	79,500
Options outstanding, weighted average remaining contractual life (years)	7 years 11 months 4 days	8 years 10 months 28 days
Exercisable at the end of the year, number of options (in shares)	25,312	20,187
Options exercisable, weighted-average remaining contractual life (years)	7 years 11 months 4 days	8 years 10 months 28 days
7.6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 7.60	$ 7.60
Options outstanding (in shares)	141,158	184,800
Options outstanding, weighted average remaining contractual life (years)	7 years 10 months 6 days	9 years 29 days
Exercisable at the end of the year, number of options (in shares)	63,788	0
Options exercisable, weighted-average remaining contractual life (years)	7 years 6 months 21 days	0 years
24.08
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 24.08
Options outstanding (in shares)		4,000
Options outstanding, weighted average remaining contractual life (years)		9 years 7 months 9 days
Exercisable at the end of the year, number of options (in shares)		0
Options exercisable, weighted-average remaining contractual life (years)		0 years